Business segment information	12 Months Ended
Mar. 31, 2016
Business segment information

31. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information set forth below is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. Management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of segments’ net business profits with Income before income tax expense under U.S. GAAP.

The MHFG Group engages in banking, trust banking, securities, and other businesses through its subsidiaries and affiliates. As these subsidiaries and affiliates operate in different industries and regulatory environments, MHFG discloses business segment information based on the relevant principal consolidated subsidiaries such as MHBK (the former MHBK and the former MHCB), MHTB, and MHSC for investors to measure the present and future cash flows properly.

The operating segments of MHBK are aggregated based on the type of customer characteristics into the following seven reportable segments: Personal Banking; Retail Banking; Corporate Banking (Large Corporations); Corporate Banking; Financial Institutions & Public Sector Business; International Banking; and Trading and others. MHTB and MHSC also constitute reportable segments respectively.

MHBK

Personal Banking

This segment provides financial products and services, such as housing loans, deposits, investment trusts, and individual insurance to individual customers through MHBK’s nationwide branches and ATM network as well as telephone and internet banking services. In addition, this segment handles trust products as an agent of MHTB.

Retail Banking

This segment provides financial products and services, such as comprehensive consulting services of business succession and asset inheritance and asset management for business owners and high-net-worth customers. This segment also provides overall banking services for SMEs.

Corporate Banking (Large Corporations)

This segment provides a full range of financial solutions on a global basis to large Japanese corporations and their affiliates by integrating the Group’s specialty functions including banking, trust, and securities, based on solid relationships with MHBK’s domestic customers, and by utilizing its global industry knowledge.

Corporate Banking

This segment provides, to larger SMEs, financial products and services, including a range of solution businesses in accordance with the growth strategy of MHBK’s corporate customers. This segment provides solutions to customers’ financial needs such as stable fund-raising, mergers and acquisitions, management buy-out, business succession, entry into new business, and business restructuring for customers in mature or transition stages.

Financial Institutions & Public Sector Business

This segment provides advisory services and solutions such as advice on financial strategy and risk management to financial institutions and provides comprehensive financial products and services that include funding support via the subscription and underwriting of bonds etc., to public sector entities.

International Banking

This segment provides unified support both in Japan and overseas for MHBK’s Japanese corporate customers to expand their overseas operations, and also promotes business with non-Japanese corporate customers in various countries through its global network. Further, this segment offers products such as project finance and trade finance for overseas customers.

Trading and others

This segment provides derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It is also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by the head office functions of MHBK.

MHTB

MHTB provides products and services related to trust, real estate, securitization and structured finance, pension and asset management, and stock transfers.

MHSC

MHSC provides full-line securities services to corporations, financial institutions, public sector entities, and individuals.

Others

This segment consists of MHFG, its subsidiaries other than MHBK, MHTB, and MHSC, and its equity-method affiliates. They provide a wide range of customers with their various products and services such as those related to trust and custody, asset management, and private banking through companies such as TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., Ltd. (an equity-method affiliate), and Mizuho Private Wealth Management Co., Ltd. This segment also provides non-banking services, including research and consulting services through Mizuho Research Institute Ltd. and information technology-related services through Mizuho Information & Research Institute, Inc.

The information below for reportable segments is derived from the internal management reporting systems. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segments’ assets. Accordingly, information on segments’ assets is not available.

2014(1)(2)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	933.8	800.1	164.6	60.4	170.7	77.3	30.7	128.9	167.5	133.7	40.2	2.9	131.4	1,108.3
Net noninterest income (expenses)	407.4	398.2	31.6	38.0	135.4	55.8	21.7	139.8	(24.1)	9.2	108.1	283.9	127.6	927.0

Total	1,341.2	1,198.3	196.2	98.4	306.1	133.1	52.4	268.7	143.4	142.9	148.3	286.8	259.0	2,035.3
General and administrative Expenses	711.3	659.0	171.3	87.8	83.8	58.8	25.1	82.5	149.7	52.3	90.9	246.2	180.9	1,229.3
Others	(56.1)	—	—	—	—	—	—	—	—	(56.1)	(2.9)	—	(2.7)	(61.7)

Net business profits (losses)	573.8	539.3	24.9	10.6	222.3	74.3	27.3	186.2	(6.3)	34.5	54.5	40.6	75.4	744.3

2015(1)(3)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	1,087.3	934.9	213.4	77.6	179.5	99.6	33.3	147.1	184.4	152.4	39.4	1.8	0.9	1,129.4
Net noninterest income	598.4	560.6	48.7	53.7	128.0	79.8	27.4	164.9	58.1	37.8	122.6	335.8	61.5	1,118.3

Total	1,685.7	1,495.5	262.1	131.3	307.5	179.4	60.7	312.0	242.5	190.2	162.0	337.6	62.4	2,247.7
General and administrative Expenses	904.7	833.7	233.5	118.4	94.4	76.5	30.3	92.6	188.0	71.0	94.5	268.0	54.0	1,321.2
Others	(43.2)	—	—	—	—	—	—	—	—	(43.2)	(3.7)	—	(2.7)	(49.6)

Net business profits	737.8	661.8	28.6	12.9	213.1	102.9	30.4	219.4	54.5	76.0	63.8	69.6	5.7	876.9

2016(1)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	959.4	830.1	214.8	75.7	173.0	97.5	32.5	175.5	61.1	129.3	36.1	5.4	2.8	1,003.7
Net noninterest income	675.3	633.7	45.0	53.1	143.7	77.5	31.8	185.1	97.5	41.6	130.7	343.8	68.1	1,217.9

Total	1,634.7	1,463.8	259.8	128.8	316.7	175.0	64.3	360.6	158.6	170.9	166.8	349.2	70.9	2,221.6
General and administrative Expenses	903.3	833.3	234.4	118.6	91.9	75.2	29.8	122.1	161.3	70.0	99.1	279.3	63.3	1,345.0
Others	(22.1)	—	—	—	—	—	—	—	—	(22.1)	(4.2)	—	2.5	(23.8)

Net business profits (losses)	709.3	630.5	25.4	10.2	224.8	99.8	34.5	238.5	(2.7)	78.8	63.5	69.9	10.1	852.8

Notes:

(1)	“Others (h)” and “Others (k)” include the elimination of transactions between consolidated subsidiaries.
(2)	As for the fiscal year ended March 31, 2014, “MHBK (Non-consolidated)” represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters, while “Others (h)” includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.
(3)	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses” for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been reclassified under the new allocation methods.

Aggregation of MHBK and MHCB

2014	MHBK and MHCB
	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	International Banking (f)	Trading and others (g)
	(in billions of yen)
Gross profits:
Net interest income	923.8	218.0	80.7	173.3	102.5	35.5	128.9	184.9
Net noninterest income (expenses)	460.3	39.8	49.8	140.4	70.1	24.1	139.8	(3.7)

Total	1,384.1	257.8	130.5	313.7	172.6	59.6	268.7	181.2
General and administrative expenses	791.1	226.4	116.7	87.2	77.7	29.0	82.5	171.6
Others	—	—	—	—	—	—	—	—

Net business profits	593.0	31.4	13.8	226.5	94.9	30.6	186.2	9.6

Note:	The former MHBK and the former MHCB merged on July 1, 2013. Figures for the fiscal year ended March 31, 2014 represent the simple aggregation of the performance of the former MHBK and the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters.

Reconciliation

As explained above, the measurement bases of the internal management reporting systems and the income and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to the corresponding items in the accompanying consolidated statements of income. A reconciliation of total net business profits under the internal management reporting systems for the fiscal years ended March 31, 2014, 2015 and 2016 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2014	2015	2016
	(in billions of yen)
Net business profits	744.3	876.9	852.8

U.S. GAAP adjustments	(325.4)	230.8	201.3
(Provision) credit for loan losses	126.2	60.2	(34.6)
Net gains (losses) related to equity investments	178.7	160.1	188.4
Non-recurring personnel expense	(14.8)	(8.0)	(3.9)
Gains on disposal of premises and equipment	10.5	2.8	10.2
(Provision) credit for losses on off-balance-sheet instruments	(12.1)	2.8	16.4
Others—net	18.9	(57.9)	(34.0)

Income before income tax expense	726.3	1,267.7	1,196.6